Investments (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Proceeds from sales and maturities of available-for-sale securities	$ 13,016,000
C3J [Member]
OTTI impairments, investments		$ 0	$ 0
Proceeds from sales and maturities of available-for-sale securities		$ 13,016,000	$ 24,993,000